FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Carrying values of derivatives by type of risk (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 18, 2025	Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 4,417,863	[1]		$ 2,938,142
Derivative financial instruments	4,514,630	[1]		2,679,643
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,954,592			1,136,475
Derivative financial instruments	2,727,762			973,662
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,347,194			1,699,289
Derivative financial instruments	1,639,933			1,623,499
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	116,077			102,378
Derivative financial instruments	146,935			82,482
Carrying Amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,417,863			2,938,142
Derivative financial instruments	4,514,630			2,679,643
Carrying Amount | Banistmo S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets			$ 17,932
Derivative financial instruments			$ 19,379
Carrying Amount | Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,954,592			1,136,475
Derivative financial instruments	2,727,762			973,662
Total derivative financial assets (liabilities)	226,830			162,813
Carrying Amount | Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,895,452			1,084,830
Derivative financial instruments	2,719,599			972,295
Carrying Amount | Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	59,140			51,645
Derivative financial instruments	8,163			1,367
Carrying Amount | Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,347,194			1,699,289
Derivative financial instruments	1,639,933			1,623,499
Total derivative financial assets (liabilities)	(292,739)			75,790
Carrying Amount | Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,068,740			1,463,256
Derivative financial instruments	1,268,754			1,332,431
Carrying Amount | Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	278,454			236,033
Derivative financial instruments	371,179			291,068
Carrying Amount | Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	116,077			102,378
Derivative financial instruments	146,935			82,482
Total derivative financial assets (liabilities)	(30,858)			19,896
Carrying Amount | Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	116,077			102,378
Derivative financial instruments	$ 146,935			$ 82,482

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.